Cover Page	12 Months Ended
Dec. 31, 2019
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Vivint Smart Home, Inc.
Entity Central Index Key	0001713952
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, State or Province	UT